Ordinary Shares	12 Months Ended
Dec. 31, 2021
Ordinary Shares [Abstract]
Ordinary Shares
19.	Ordinary Shares
On July 10, 2020, the Company completed its IPO on the Nasdaq Global Market, or NASDAQ. Upon completion of the IPO, the Company issued 3,788,100
ADSs, representing an identical number of
 3,788,100 Class A ordinary shares at US$10.00 per ADS. Net proceeds from the IPO after deducting issuance cost were RMB244,161 (US$37,419). IPO costs of RMB12,038 (US$1,845) were recorded as reduction of the proceeds from the IPO in shareholders’ equity.
Immediately prior to the completion of the IPO, all the ordinary shares held by the controlling shareholder were converted into an equal number of the Class B ordinary shares, all the ordinary shares held by other shareholders were converted into an equal number of the Class A ordinary shares, all of the then outstanding redeemable convertible preferred shares automatically converted into 24,131,100 Class A ordinary shares and the related aggregate carrying value of RMB1,031,001 was reclassified from mezzanine equity to shareholders’ equity.
As of December 31, 2020 and 2021, the authorized share capital consisted of
 500,000,000 shares, of which, 300,000,000 shares were designated as Class A ordinary shares, 6,296,630 shares as Class B ordinary shares, and 193,703,370 shares of such class (or classes) as the board of directors may determine. The rights of the Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to 15 votes and is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.
As of December 31, 2020, there were 46,097,880 Class A ordinary shares issued and 36,595,330 Class A ordinary shares outstanding, and there were 6,296,630 Class B ordinary shares issued and outstanding. As of December 31, 2021, there were 46,379,583 Class A ordinary shares issued and 40,377,645 Class A ordinary shares outstanding, and there were 6,296,630 Class B ordinary shares issued and outstanding. No Class B ordinary shares were converted into Class A ordinary shares as of December 31, 2021.